FAIR VALUE - Derivative Financial Instruments (Details) - Forward contracts - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Derivative [Line Items]
Fair value of derivative contract, gross assets	$ 2.0
Fair value of derivative contract, gross assets setoff		$ 0.5
Fair value of derivative contract, gross liabilities	$ 1.5
Fair value of derivative contract, gross liabilities setoff		$ 1.1